Share-Based Payments (Notes)	6 Months Ended
Jun. 30, 2013
Share-based Compensation [Abstract]
Share-Based Payments [Text Block]
SHARE-BASED PAYMENTS
We currently grant share-based awards to our employees, non-employee directors and consultants under our 2011 Incentive Plan (the “Plan”). The Plan permits the granting of stock options, restricted stock, restricted stock units, and performance-based restricted stock.
Certain information regarding our share-based payments is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Dollars in thousands	2013	2012	2013	2012
Share-based payments expense:
Share-based compensation - stock options	$321	$630	$898	$1,399
Share-based compensation - restricted stock	2,691	2,256	5,306	4,936
Share-based payments for content arrangements	831	3,052	2,476	8,395
Total share-based payments expense	$3,843	$5,938	$8,680	$14,730
Tax benefit on share-based payments expense	$1,459	$2,234	$3,289	$5,568

	June 30, 2013
	Unrecognized Share- Based	Weighted-Average
Dollars in thousands	Payments Expense	Remaining Life
Unrecognized share-based payments expense:
Share-based compensation - stock options	$2,115	2.6 years
Share-based compensation - restricted stock	24,586	2.7 years
Share-based payments for content arrangements	2,148	1.3 years
Total unrecognized share-based payments expense	$28,849

Share-Based Compensation
Stock options
Shares of common stock are issued upon exercise of stock options. Certain other information regarding our stock-based awards is as follows:

•	Stock options are granted only to our executives and non-employee directors.

•	Options granted during the current year vest annually in equal installments over 4 years, and expire after 10 years.
The following table summarizes the weighted average valuation assumptions we used in the Black-Scholes-Merton Valuation model for stock options granted during 2013:

Six Months Ended June 30, 2013
Expected term	6.3 years
Expected stock price volatility	45.0%
Risk-free interest rate	1.9%
Expected dividend yield	0.0%

The following table presents a summary of stock option activity for 2013:

		Weighted Average Exercise
Shares in thousands	Options	Price
OUTSTANDING, December 31, 2012	669	$34.86
Granted	93	$59.08
Exercised	(345)	$30.58
Cancelled, expired, or forfeited	(100)	$42.42
OUTSTANDING, June 30, 2013	317	$42.74

Certain information regarding stock options outstanding as of June 30, 2013, is as follows:

	Options	Options
Shares and intrinsic value in thousands	Outstanding	Exercisable
Number	317	159
Weighted average per share exercise price	$42.74	$36.02
Aggregate intrinsic value	$5,104	$3,616
Weighted average remaining contractual term (in years)	5.35	2.73

Restricted stock awards
Restricted stock awards are granted to eligible employees, including executives, and non-employee directors. Awards granted to employees and executives vest annually in equal installments over four years. Non-employee director awards vest one year after the grant date. Performance-based restricted stock awards are granted to executives only, with established performance criteria approved by the Compensation Committee of the Board of Directors. Awards of performance-based restricted stock made prior to 2013, once earned, vest in equal installments over three years from the date of grant. Awards of performance-based restricted stock made in 2013, once earned, vest in two installments over three years from the date of grant (65% of the award vests two years from the date of grant and the remaining 35% of the award vests three years from the date of grant). The restricted shares require no payment from the grantee. The fair value of performance-based awards is based on achieving specific performance conditions and is recognized over the vesting period. The fair value of non-performance-based awards is based on the market price on the grant date and is recognized on a straight-line basis over the vesting period.
The following table presents a summary of restricted stock award activity for 2013:

	Restricted	Weighted Average Grant Date
Shares in thousands	Stock Awards	Fair Value
NON-VESTED, December 31, 2012	604	$48.95
Granted	395	$53.69
Vested	(206)	$46.28
Forfeited	(107)	$50.16
NON-VESTED, June 30, 2013	686	$52.30

Share-Based Payments for Content Arrangements
We granted restricted stock as part of content license agreements with certain movie studios. The expense related to these agreements is included within direct operating expenses in our Consolidated Statements of Comprehensive Income and is adjusted based on the number of unvested shares and market price of our common stock each reporting period.
Information related to the shares of restricted stock granted as part of these agreements as of June 30, 2013, is as follows:

	Granted	Vested	Unvested	Remaining Vesting Period
Sony	193,348	116,009	77,339	1.1 years
Paramount	300,000	180,000	120,000	1.5 years
Total	493,348	296,009	197,339